Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended			12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended
	Dec. 31, 2011	Jan. 31, 2011 gal	Jul. 31, 2010	Dec. 31, 2012 Plaintiff Cases	Dec. 31, 2011	Dec. 31, 2012 Energy Savings or Combined Heat and Power Performance [Member]	Mar. 28, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member] Minimum [Member]	Mar. 31, 2013 Subsequent Event [Member] Maximum [Member]	Dec. 31, 2012 Excluding Mirant Corporation [Member]	Feb. 28, 2012 Pepco Energy Services [Member]	Dec. 31, 2012 Pepco Energy Services [Member]	Dec. 31, 2012 Pepco Energy Services [Member] Performance Contracts Associated with Savings Guarantees [Member]	Dec. 31, 2012 Pepco Energy Services [Member] Energy Savings or Combined Heat and Power Performance [Member]	Jul. 31, 2010 Conectiv Energy [Member]	Jul. 31, 2010 PHI [Member]	Dec. 31, 2012 PHI [Member]	Mar. 31, 2013 PHI [Member] Subsequent Event [Member]	Jun. 30, 2012 Potomac Electric Power Co [Member]	Dec. 31, 2011 Potomac Electric Power Co [Member]
Commitment and Contingencies [Line Items]
Number of plaintiffs				448
Compensatory damages sought per plaintiff				$ 2,000,000							$ 360,000,000
Punitive damages sought per plaintiff				4,000,000
Cases still pending against Pepco				90
Certain allegedly unauthorized charges													7,000,000
Additional interest													9,000,000
Environmental remediation expense minimum			7,000,000
Environmental remediation expense maximum			18,000,000
Third party maximum and seller floor for environmental remediation costs																10,000,000	10,000,000
EPA costs to date to clean up site				6,000,000
Estimated costs remaining to remediate the site				6,000,000
Quantity of mineral oil spill (gallons)		4,500
Civil penalty and supplement environmental projects cost																				1,000,000
Penalty charges related to release of oil in U.S. waters	5,000
Civil penalty																					40,000
Civil charge												10,000
Investment in finance leases held in trust																		1,200,000,000
Tax payment made		74,000,000
Income tax penalties		1,000,000
Interest expense assessed relating to disallowed deductions		28,000,000
Annual tax benefits																		43,000,000
Federal and state income tax benefits				489,000,000
Percentage of disallowed tax benefits associated with leases																		100.00%
Additional federal and state taxes									170,000,000	200,000,000								600,000,000
Potential interest on potential tax liability related to disallowed tax benefits				144,000,000				150,000,000	50,000,000	60,000,000
Maximum tax penalty percentage																			20.00%
New accounting standards effect on pre-tax earnings					7,000,000
New accounting standards effect on after-tax earnings					5,000,000
Value of guarantees on both completed projects and projects under construction														446,000,000
Contract life, maximum remaining term														13 years	20 years
Value of guarantees under construction projects															15,000,000
Accrued liability on contracts						1,000,000
Dividend declared on common stock, per share							$ 0.27
Contractual obligations due in, 2013				355,000,000
Contractual obligations due in, 2014 to 2015				707,000,000
Contractual obligations due in, 2016 to 2017				653,000,000
Contractual obligations due in, 2018 and thereafter				$ 1,911,000,000